Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 308,770	$ 317,931
Cost of Goods Sold
Production and amortization	193,674	228,863
Gross profit	115,096	89,068
General and administrative	575,783	635,091
Executive compensation	481,000	602,000
Impairment expense	565,737	173,879
Total expenses	1,622,520	1,410,970
Net loss before other income (expense)	(1,507,424)	(1,321,902)
Other income (expense):
Gain (loss) on sale of mineral properties	2,621	0
Gain on forgiveness of debt	322,731	0
Gain (loss) on derivative instruments	(5,265)	0
Interest expense	(2,115,799)	(1,412,177)
Total other income (expense)	(1,795,712)	(1,412,177)
Net loss before income taxes	(3,303,136)	(2,734,079)
Provision for income taxes	0	0
Net loss	(3,303,136)	(2,734,079)
Other comprehensive income (expense)	8,114	0
Comprehensive loss	$ (3,295,022)	$ (2,734,079)
Weighted average common shares outstanding - basic and fully diluted	44,476,603	28,221,310
Net loss per common share basic and fully diluted	$ (0.07)	$ (0.10)